PROPOSED PUBLIC OFFERING	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
PROPOSED PUBLIC OFFERING

NOTE 3 — PROPOSED PUBLIC OFFERING

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 20,000,000 Units (or 23,000,000 Units if the underwriter’s over-allotment option is exercised in full) at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).